INTANGIBLE ASSETS, NET - Expected amortization expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS, NET
2024	$ 532
2025	470
2026 and thereafter	19
Amortized cost	$ 1,021	$ 1,566